ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Accounts receivable (including $43,477 and $239,468 from related parties as of December 31, 2021 and 2020, respectively)	$2,662,168	$2,468,038
Less: Allowance for doubtful accounts	-	-
Account receivable, net	$2,662,168	$2,468,038